EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) - Defined benefit plan R$ in Thousands	Dec. 31, 2021 BRL (R$)
Discount rate
Sensitivity analysis regarding the relevant assumptions of the plans
Increase in present value, net	R$ 631,746
Decrease in present value, net	(702,456)
Medical cost growth rate
Sensitivity analysis regarding the relevant assumptions of the plans
Increase in present value, net	741,047
Decrease in present value, net	R$ (601,154)